Commitments and Contingencies and Significant Contracts (Details Textual) (USD $)	1 Months Ended			3 Months Ended	12 Months Ended			1 Months Ended		12 Months Ended	1 Months Ended			12 Months Ended	1 Months Ended		12 Months Ended		1 Months Ended					12 Months Ended						1 Months Ended
	May 31, 2011	May 31, 2010	Apr. 03, 2010 sqft	Mar. 31, 2014	Dec. 31, 2013 sqft	Dec. 31, 2012	May 26, 2011 sqft	Apr. 01, 2013 Thomas Granville [Member]	Jun. 29, 2010 Thomas Granville [Member]	Dec. 31, 2013 Thomas Granville [Member]	Apr. 01, 2013 Charles R Trego [Member]	Jun. 30, 2010 Charles R Trego [Member]	Apr. 30, 2010 Charles R Trego [Member]	Dec. 31, 2013 Charles R Trego [Member]	Oct. 21, 2013 Stephen Graham [Member]	Oct. 31, 2013 Stephen Graham [Member]	Dec. 31, 2013 Stephen Graham [Member]		Apr. 01, 2013 Philip S Baker [Member]	Apr. 30, 2010 Philip S Baker [Member]	Apr. 01, 2013 Vani K Dantam [Member]	Jan. 23, 2012 Vani K Dantam [Member]	Jan. 31, 2012 Vani K Dantam [Member]	Dec. 31, 2012 Vani K Dantam [Member]	Apr. 03, 2010 Office Lab and Lunch [Member] sqft	Apr. 03, 2010 Manufacuring [Member] sqft	Apr. 03, 2010 Lab [Member] sqft	Apr. 03, 2010 Storage Building [Member] sqft	Apr. 03, 2010 Basement [Member] sqft	Nov. 04, 2010 Becan Development Llc [Member] sqft
Commitments and Contingencies [Line Items]
Lease Initial Term			3 years
Lease Monthly Rental Expense					$ 17,200																									$ 19,297
Fire And Casualty Insurance Coverage					100.00%
Lease Monthly Rental Expense For Additional Space	500.00
Employment Agreement Annual Car Allowance										9,000	9,000				9,000				6,000			6,000
Employment Agreement Bonus								270,000																20,000
ShareBased Compensation Arrangement By Share Based Payment Award Options Vested In Period (in shares)									10,000			7,000	27,000		20,000	180,000			6,000	26,000		3,970	15,020
Research and Development Arrangement with Federal Government, Customer Funding to Offset Costs Incurred		1,004,747
Area Of Floor			70,438																						7,859	46,931	1,488	9,200	5,000
Area Of Additional Floor Space Taken For Lease							2,160
Total Area Of Floor Space Taken For Lease					72,598
Area of Land																														45,000
Employment Agreement Annual Stipend										$ 38,000				$ 22,500	$ 25,000				$ 19,980		$ 22,500
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures, Total				700,000	1,398,501	536,429			360,000		265,000				900,000		900,000	[1]	230,000			150,000
Share-Based Compensation Arrangements By Share-Based Payment Award, Options, Grants In Period, Weighted Average Exercise Price				$ 0.15	$ 0.14	$ 1.13			$ 1.50		$ 1.50				$ 0.15		$ 0.15	[1]	$ 1.50			$ 1.50

[1]	Stephen Graham. On October 9, 2013 the Company entered into an Executive Employment Agreement with Stephen Graham as the new Chief Financial Officer effective October 21, 2013. Mr. Graham receives an annual salary of $250,000, which is subject to annual review, and an annual car allowance of $9,000, an annual stipend of $25,000and bonuses as determined by the compensation committee. Mr. Graham was granted a 5-year option to purchase 900,000 shares of common stock at a price of $0.15 per share, 180,000 options vested immediately and thereafter 20,000 options shall vest on the last day of each consecutive calendar month, commencing on October 31, 2013 and ending on September 30, 2016.